NOTE 1 - NATURE OR ORGANIZATION	28 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 1 - NATURE OR ORGANIZATION

NOTE 1 – NATURE OF ORGANIZATION

Nature of Activities

Windstream Technologies, Inc. (the “Company”) was incorporated in California on July 21, 2008. The Company is engaged in the development and commercialization of wind driven electrical generation equipment. The Company has facilities in Indiana.